Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2024
MC-NPRT3-1024
1.805741.120
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)(b)	147,200	4,239
GCI Liberty, Inc. Class A (Escrow) (c)	24,724	0
Iridium Communications, Inc.	146,700	3,785
		8,024
Entertainment - 0.5%
Liberty Media Corp. Liberty Formula One Class C	14,700	1,147
TKO Group Holdings, Inc.	63,900	7,555
Warner Music Group Corp. Class A (b)	111,700	3,196
		11,898
Interactive Media & Services - 0.1%
IAC, Inc. Class A (a)(b)	24,500	1,293
Ziff Davis, Inc. (a)	28,300	1,383
		2,676
Media - 0.5%
Nexstar Media Group, Inc.	33,100	5,656
The New York Times Co. Class A	128,400	7,053
		12,709
TOTAL COMMUNICATION SERVICES		35,307
CONSUMER DISCRETIONARY - 13.8%
Automobile Components - 0.5%
Autoliv, Inc.	129,000	13,219
Automobiles - 0.4%
Harley-Davidson, Inc.	282,772	10,587
Broadline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	150,500	13,479
Diversified Consumer Services - 1.0%
Service Corp. International (b)	296,800	23,231
Hotels, Restaurants & Leisure - 2.8%
Aramark	583,900	21,388
Brinker International, Inc. (a)	131,000	9,369
Caesars Entertainment, Inc. (a)	184,502	6,945
Churchill Downs, Inc.	133,694	18,579
Domino's Pizza, Inc.	17,200	7,124
Dutch Bros, Inc. Class A (a)	151,300	4,690
		68,095
Household Durables - 1.9%
Taylor Morrison Home Corp. (a)	163,264	10,993
Tempur Sealy International, Inc.	290,800	15,247
TopBuild Corp. (a)	54,300	21,341
		47,581
Specialty Retail - 4.7%
Aritzia, Inc. (a)	264,200	9,038
Burlington Stores, Inc. (a)	74,348	19,943
Dick's Sporting Goods, Inc.	64,000	15,165
Five Below, Inc. (a)	92,500	6,977
Floor & Decor Holdings, Inc. Class A (a)	121,900	13,706
JD Sports Fashion PLC	5,412,700	9,806
Valvoline, Inc. (a)	456,504	19,264
Williams-Sonoma, Inc.	149,500	20,082
		113,981
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	106,500	15,567
PVH Corp.	164,454	16,230
Tapestry, Inc.	377,049	15,448
		47,245
TOTAL CONSUMER DISCRETIONARY		337,418
CONSUMER STAPLES - 4.5%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	10,400	2,826
Celsius Holdings, Inc. (a)	115,000	4,373
Coca-Cola Consolidated, Inc.	8,000	10,739
		17,938
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	160,600	12,842
Casey's General Stores, Inc.	31,900	11,558
Performance Food Group Co. (a)	269,400	20,108
Sprouts Farmers Market LLC (a)	64,900	6,753
U.S. Foods Holding Corp. (a)	220,500	13,056
		64,317
Food Products - 0.8%
Darling Ingredients, Inc. (a)	130,800	5,458
Lamb Weston Holdings, Inc.	36,600	2,266
Lancaster Colony Corp.	19,829	3,386
Post Holdings, Inc. (a)	44,700	5,175
TreeHouse Foods, Inc. (a)	46,900	1,927
		18,212
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	70,946	3,968
elf Beauty, Inc. (a)	40,398	6,051
		10,019
TOTAL CONSUMER STAPLES		110,486
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Liberty Energy, Inc. Class A	523,760	10,784
Valaris Ltd. (a)	107,400	6,558
Weatherford International PLC	192,100	20,159
		37,501
Oil, Gas & Consumable Fuels - 3.4%
Chesapeake Energy Corp.	192,500	14,339
Chord Energy Corp.	98,300	14,591
HF Sinclair Corp.	278,706	13,696
Northern Oil & Gas, Inc.	293,700	11,683
Permian Resource Corp. Class A	1,053,800	15,006
Targa Resources Corp.	99,100	14,558
		83,873
TOTAL ENERGY		121,374
FINANCIALS - 16.3%
Banks - 5.7%
Associated Banc-Corp.	420,253	9,615
Axos Financial, Inc. (a)	113,151	7,856
Bancorp, Inc., Delaware (a)	949,469	49,756
East West Bancorp, Inc.	250,080	21,024
Eastern Bankshares, Inc.	736,091	12,491
Pathward Financial, Inc.	187,307	12,890
Piraeus Financial Holdings SA	1,063,078	4,592
Popular, Inc.	209,900	21,515
		139,739
Capital Markets - 2.7%
AllianceBernstein Holding LP	348,063	11,987
Blue Owl Capital, Inc. Class A (b)	1,006,164	17,749
Bridge Investment Group Holdings, Inc.	465,917	3,825
Interactive Brokers Group, Inc.	139,837	18,024
Palmer Square Capital BDC, Inc. (b)	340,362	5,514
Patria Investments Ltd.	829,500	9,556
		66,655
Consumer Finance - 0.7%
NerdWallet, Inc. (a)(b)	845,058	10,927
OneMain Holdings, Inc.	143,584	7,094
		18,021
Financial Services - 3.2%
AvidXchange Holdings, Inc. (a)(b)	949,509	7,663
Cannae Holdings, Inc.	173,883	3,481
Essent Group Ltd.	204,165	13,126
Flywire Corp. (a)	478,164	8,660
Repay Holdings Corp. (a)(b)	1,226,209	10,374
UWM Holdings Corp. Class A (b)	919,338	8,642
Voya Financial, Inc.	156,293	11,070
WEX, Inc. (a)	73,949	14,126
		77,142
Insurance - 4.0%
American Financial Group, Inc.	110,186	14,723
Primerica, Inc.	54,600	14,372
Reinsurance Group of America, Inc.	92,478	20,415
The Baldwin Insurance Group, Inc. Class A, (a)	725,836	34,034
Unum Group	240,727	13,358
		96,902
TOTAL FINANCIALS		398,459
HEALTH CARE - 9.5%
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	90,000	8,209
Repligen Corp. (a)	85,200	12,859
Sarepta Therapeutics, Inc. (a)	65,000	8,826
United Therapeutics Corp. (a)	40,000	14,542
		44,436
Health Care Equipment & Supplies - 2.8%
Glaukos Corp. (a)	74,000	9,908
Inspire Medical Systems, Inc. (a)	56,000	10,070
Insulet Corp. (a)	52,800	10,706
Masimo Corp. (a)	148,000	17,393
Penumbra, Inc. (a)	100,000	20,232
		68,309
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	206,000	16,878
agilon health, Inc. (a)	600,000	2,448
Alignment Healthcare, Inc. (a)	1,137,870	10,252
BrightSpring Health Services, Inc.	580,000	7,279
Chemed Corp.	33,000	19,344
Privia Health Group, Inc. (a)	515,000	10,372
Surgery Partners, Inc. (a)	360,000	11,502
Tenet Healthcare Corp. (a)	38,000	6,302
		84,377
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. Class A (a)	180,000	4,203
Avantor, Inc. (a)	292,200	7,550
Bruker Corp.	255,700	17,180
Illumina, Inc. (a)	50,000	6,570
		35,503
TOTAL HEALTH CARE		232,625
INDUSTRIALS - 21.5%
Aerospace & Defense - 2.0%
HEICO Corp. Class A	142,613	28,535
Howmet Aerospace, Inc.	217,500	21,024
		49,559
Building Products - 2.7%
Carlisle Companies, Inc.	82,240	34,853
Fortune Brands Innovations, Inc.	116,700	9,267
Owens Corning	57,700	9,736
Simpson Manufacturing Co. Ltd.	25,400	4,650
Trex Co., Inc. (a)	101,800	6,489
		64,995
Commercial Services & Supplies - 1.0%
The Brink's Co.	219,592	24,359
Construction & Engineering - 1.2%
EMCOR Group, Inc.	13,300	5,228
MDU Resources Group, Inc.	180,212	4,630
Willscot Holdings Corp. (a)	475,198	18,314
		28,172
Electrical Equipment - 1.3%
Acuity Brands, Inc.	19,600	4,992
nVent Electric PLC	181,800	12,355
Regal Rexnord Corp.	92,133	15,461
		32,808
Ground Transportation - 2.2%
Landstar System, Inc.	123,611	22,566
XPO, Inc. (a)	268,900	30,821
		53,387
Machinery - 5.0%
Allison Transmission Holdings, Inc.	110,063	10,208
Chart Industries, Inc. (a)(b)	58,600	7,173
Crane Co.	134,500	21,302
Dover Corp.	69,300	12,892
ESAB Corp.	230,500	24,196
Flowserve Corp.	444,194	22,156
ITT, Inc.	178,087	24,793
		122,720
Marine Transportation - 1.0%
Kirby Corp. (a)	201,094	24,115
Professional Services - 2.4%
CACI International, Inc. (a)	67,900	33,143
Dayforce, Inc. (a)(b)	1,243	71
KBR, Inc.	372,360	25,827
		59,041
Trading Companies & Distributors - 2.7%
Air Lease Corp. Class A	294,000	13,603
Core & Main, Inc. Class A (a)	222,400	10,682
Watsco, Inc.	39,200	18,636
WESCO International, Inc.	140,813	23,288
		66,209
TOTAL INDUSTRIALS		525,365
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Ciena Corp. (a)	186,046	10,726
Lumentum Holdings, Inc. (a)	242,500	13,970
		24,696
Electronic Equipment, Instruments & Components - 1.6%
Avnet, Inc.	203,800	11,246
Cognex Corp.	49,171	1,986
Coherent Corp. (a)	91,400	7,125
Jabil, Inc.	77,500	8,469
TD SYNNEX Corp.	80,705	9,799
		38,625
IT Services - 1.5%
Akamai Technologies, Inc. (a)	60,100	6,121
EPAM Systems, Inc. (a)	50,700	10,179
Okta, Inc. Class A (a)	107,600	8,471
Twilio, Inc. Class A (a)	179,100	11,240
		36,011
Semiconductors & Semiconductor Equipment - 0.9%
Cirrus Logic, Inc. (a)	69,800	10,169
Lattice Semiconductor Corp. (a)	222,400	10,533
SolarEdge Technologies, Inc. (a)(b)	116,000	2,822
		23,524
Software - 3.8%
Bill Holdings, Inc. (a)	142,300	7,764
Blackbaud, Inc. (a)	95,300	7,967
BlackLine, Inc. (a)	212,900	10,549
Dynatrace, Inc. (a)	281,400	14,244
Elastic NV (a)	76,900	5,859
Five9, Inc. (a)	250,000	8,063
Gen Digital, Inc.	258,500	6,840
Pagaya Technologies Ltd. Class A (a)(b)	438,917	6,610
PTC, Inc. (a)	22,300	3,994
Tenable Holdings, Inc. (a)	246,141	10,161
Workiva, Inc. Class A (a)	137,432	10,743
		92,794
TOTAL INFORMATION TECHNOLOGY		215,650
MATERIALS - 6.4%
Chemicals - 2.4%
Cabot Corp.	79,200	8,325
Celanese Corp.	51,700	6,752
OCI NV	330,800	10,462
RPM International, Inc.	158,500	18,426
Westlake Corp.	99,600	14,486
		58,451
Construction Materials - 0.9%
Eagle Materials, Inc.	88,800	22,888
Containers & Packaging - 0.8%
Aptargroup, Inc.	132,400	20,282
Metals & Mining - 1.6%
Alcoa Corp.	86,000	2,761
Lundin Mining Corp.	1,288,000	13,361
Reliance, Inc.	79,700	22,846
		38,968
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	165,300	16,042
TOTAL MATERIALS		156,631
REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.6%
American Homes 4 Rent Class A	177,400	7,055
Camden Property Trust (SBI)	46,400	5,809
CubeSmart	285,252	14,785
Douglas Emmett, Inc.	202,200	3,235
EastGroup Properties, Inc.	96,000	17,894
Equity Lifestyle Properties, Inc.	254,500	18,505
Four Corners Property Trust, Inc.	608,645	17,255
Lamar Advertising Co. Class A	86,500	10,880
NETSTREIT Corp. (b)	131,400	2,193
Postal Realty Trust, Inc. Class A	767,630	11,123
Ryman Hospitality Properties, Inc.	26,400	2,745
SITE Centers Corp.	196,825	11,878
Tanger, Inc.	152,400	4,639
Terreno Realty Corp.	202,300	13,967
Ventas, Inc.	317,800	19,739
		161,702
Real Estate Management & Development - 0.7%
Compass, Inc. Class A (a)	183,700	942
Jones Lang LaSalle, Inc. (a)	64,200	16,386
		17,328
TOTAL REAL ESTATE		179,030
UTILITIES - 2.8%
Electric Utilities - 0.7%
Pinnacle West Capital Corp. (b)	51,100	4,472
Portland General Electric Co.	176,955	8,513
TXNM Energy, Inc. (b)	146,200	5,991
		18,976
Gas Utilities - 1.1%
National Fuel Gas Co.	122,094	7,296
Southwest Gas Holdings, Inc.	151,600	11,024
UGI Corp.	330,200	8,225
		26,545
Independent Power and Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	62,500	4,658
Talen Energy Corp. (a)	52,400	7,840
		12,498
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	36,900	2,007
Water Utilities - 0.4%
Essential Utilities, Inc.	243,215	9,483
TOTAL UTILITIES		69,509
TOTAL COMMON STOCKS (Cost $1,881,640)		2,381,854

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.07% to 5.31% 9/5/24 to 11/21/24 (e) (Cost $3,307)	3,330	3,308

Money Market Funds - 6.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	84,577,728	84,595
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	61,916,708	61,923
TOTAL MONEY MARKET FUNDS (Cost $146,516)		146,518

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $2,031,463)	2,531,680
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(83,920)
NET ASSETS - 100.0%	2,447,760

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	98	Sep 2024	30,361	126	126

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,734,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,896	795,517	737,817	2,185	(1)	-	84,595	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	38,819	649,063	625,959	97	-	-	61,923	0.3%
Total	65,715	1,444,580	1,363,776	2,282	(1)	-	146,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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